General information / Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
General information / Summary of significant accounting policies [Abstract]
Other intangible assets

Category	Estimated useful life

Intellectual property	3 - 10 years
Developed technology	6 years
Customer relationships	8 years
Other	2 - 6 years

Property, plant and equipment

Category	Estimated useful life

Buildings and constructions	5 - 40 years
Machinery and equipment	2 - 5 years
Leasehold improvements	5 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Net income per ordinary share

Year ended December 31 (in thousands, except per share data)	2012 EUR	2011 EUR	2010 EUR

Net income	1,146,316	1,466,960	1,021,820

Weighted average number of shares outstanding during the year (after deduction of treasury stock)	424,096	425,618	435,146

Basic net income per ordinary share	2.70	3.45	2.35

Weighted average number of shares:	424,096	425,618	435,146
Plus shares applicable to:
Options and conditional shares[1]	2,890	3,435	3,828

Dilutive potential ordinary shares	2,890	3,435	3,828

Adjusted weighted average number of shares	426,986	429,053	438,974

Diluted net income per ordinary share [1]	2.68	3.42	2.33

1	The calculation of diluted net income per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.